Note 8 - Property and Equipment	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
8
– Property and Equipment

	January 31, 2019	January 31, 2018
Cost
Computer equipment and software	34,870	36,374
Furniture and fixtures	1,262	1,296
Leasehold improvements	444	438
	36,576	38,108
Accumulated amortization
Computer equipment and software	23,070	24,403
Furniture and fixtures	634	669
Leasehold improvements	260	238
	23,964	25,310
Net	12,612	12,798